THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND June 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 97.8%

	Shares	Value
COMMUNICATION SERVICES — 13.8%
Netflix Inc.*	978,546	$1,310,400,305
Spotify Technology SA*	675,504	518,341,239
Trade Desk Inc., Cl A*	7,363,752	530,116,507
		2,358,858,051

CONSUMER DISCRETIONARY — 4.4%
Airbnb Inc., Cl A*	5,750,389	761,006,480

FINANCIALS — 18.3%
Blackstone Inc.	4,747,655	710,154,235
MSCI Inc., Cl A	1,120,290	646,116,055
S&P Global Inc.	1,336,005	704,462,076
Visa Inc., Cl A	3,056,125	1,085,077,181
		3,145,809,547

HEALTH CARE — 14.7%
Boston Scientific Corp.*	3,757,335	403,575,352
Eli Lilly & Co.	1,073,936	837,165,330
Intuitive Surgical Inc.*	1,266,723	688,349,946
Vertex Pharmaceuticals Inc.*	1,324,628	589,724,386
		2,518,815,014

INDUSTRIALS — 6.4%
Copart Inc.*	10,784,850	529,212,589
TransDigm Group Inc.	378,167	575,055,867
		1,104,268,456

INFORMATION TECHNOLOGY — 40.2%
ASML Holding NV (A)	1,454,850	1,165,902,242
Broadcom Inc.	3,088,180	851,256,817
Fair Isaac Corp.*	180,980	330,824,201

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND June 30, 2025 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Intuit Inc.	1,209,288	$952,471,507
NVIDIA Corp.	8,566,071	1,353,353,557
ServiceNow Inc.*	814,823	837,703,230
Shopify Inc., Cl A* (A)	5,168,776	596,218,312
Synopsys Inc.*	1,586,669	813,453,463
		6,901,183,329

TOTAL COMMON STOCK
(Cost $9,333,678,802)		16,789,940,877

SHORT-TERM INVESTMENTS — 2.8%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 4.230% (B)	314,545,491	314,545,491
Mount Vernon Liquid Assets Portfolio, LLC, 4.460% (B)(C)	166,332,052	166,332,052

TOTAL SHORT-TERM INVESTMENTS
(Cost $480,877,543)		480,877,543

TOTAL INVESTMENTS — 100.6%
(Cost $9,814,556,345)		$17,270,818,420

Percentages are based on Net Assets of $17,164,271,087.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at June 30, 2025. The total market value of securities on loan at June 30, 2025 was $164,237,711.

(B)	The rate reported is the 7-day effective yield as of June 30, 2025.

(C)	This security was purchased with cash collateral held from securities on loan.

Cl — Class

EMC-QH-001-4000

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